UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08927

        Credit Suisse Global High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            December 31st

Date of reporting period:          January 1, 2006 to March 31, 2006

Item 1. Schedule of Investments

Credit Suisse Global High Yield Fund
Schedule of Investments
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS (87.8%)
Aerospace & Defense (1.4%)
$ 75	DRS Technologies, Inc., Company Guaranteed Notes (Callable
	02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$77,625
75	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable
	11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	75,375
125	K & F Acquisition, Inc., Global Company Guaranteed Notes (Callable
	11/15/09 @ $103.88) §	(B-, Caa1)	11/15/14	7.750	127,187
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable
	01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	119,688

					399,875

Agriculture (0.7%)
200	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable
	11/01/07 @ $108.00) ‡	(B, B3)	11/01/10	10.500	213,000

Auto Loans (3.5%)
110	Ford Motor Credit Co., Global Notes	(BB-, Ba2)	10/01/13	7.000	98,522
475	Ford Motor Credit Co., Notes	(BB-, Ba2)	06/16/08	6.625	449,806
325	General Motors Acceptance Corp., Global Notes §	(BB, Ba1)	05/15/09	5.625	302,659
175	General Motors Acceptance Corp., Global Notes §	(BB, Ba1)	12/01/14	6.750	157,785

					1,008,772

Automobile Parts & Equipment (1.8%)
50	ArvinMeritor, Inc., Notes §	(BB, Ba2)	03/01/12	8.750	49,500
55	Cooper-Standard Automotive, Inc., Global Company Guaranteed Notes
	(Callable 12/15/09 @ $104.19) §	(B-, Caa1)	12/15/14	8.375	43,175
65	Cummins, Inc., Global Senior Notes (Callable 12/01/06 @ $104.75) #	(BBB-, Ba1)	12/01/10	9.500	69,713
150	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10
	@ $104.50)	(B-, B3)	07/01/15	9.000	153,000
4	Meritor Automotive, Inc., Notes	(BB, Ba2)	02/15/09	6.800	4,010
100	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09
	@ $105.00)	(B-, Caa1)	08/15/14	10.000	96,250
65	TRW Automotive, Global Senior Subordinated Notes (Callable 02/15/08
	@ $105.50)	(BB-, B1)	02/15/13	11.000	72,962
50	Visteon Corp., Global Senior Notes §	(B-, B3)	08/01/10	8.250	41,500

					530,110

Automotive (0.4%)
45	General Motors Corp., Global Debentures §	(B, B3)	07/15/33	8.375	33,188
100	General Motors Corp., Global Senior Notes §	(B, B2)	07/15/13	7.125	75,000

					108,188

Brokerage (0.3%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10
	@ $103.94)	(B+, B1)	12/01/15	7.875	79,500

Building & Construction (2.2%)
100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable
	04/15/07 @ $104.19)	(BB, Ba1)	04/15/12	8.375	104,375
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	91,148
50	KB Home, Senior Notes §	(BB+, Ba1)	06/15/15	6.250	46,955
50	KB Home, Senior Subordinated Notes	(BB-, Ba2)	12/15/08	8.625	52,987
75	Standard Pacific Corp., Global Senior Notes	(BB, Ba2)	08/15/15	7.000	69,750
100	Technical Olympic USA, Inc., Global Senior Subordinated Notes	(B-, B2)	01/15/15	7.500	86,750
100	WCI Communities, Inc., Global Company Guaranteed Notes (Callable
	05/01/07 @ $104.56) §	(B+, Ba3)	05/01/12	9.125	102,250
100	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @
	$103.81)	(B, B2)	12/15/12	7.625	87,500

					641,715

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Building Materials (1.6%)
$ 200	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable
	10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	$181,000
50	Goodman Global Holding Company, Inc., Global Senior Subordinated
	Notes (Callable 12/15/08 @ 103.94) §	(B-, Caa1)	12/15/12	7.875	49,625
75	Norcraft Companies/Finance, Global Senior Subordinated Notes
	(Callable 11/01/07 @ $104.50)	(B-, B3)	11/01/11	9.000	78,375
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @
	$104.25)	(CCC+, Caa1)	09/01/14	8.500	76,688
75	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable
	02/15/08 @ $104.50) §	(B-, B3)	02/15/12	9.000	70,125

					455,813

Chemicals (4.5%)
130	Crystal US Holdings, Series B, Global Senior Discount Notes (Callable
	10/01/09 @ $105.25) +	(B, Caa2)	10/01/14	0.000	101,400
100	Equistar Chemicals LP/ Equistar Funding Corp., Global Company
	Guaranteed Notes	(BB-, B2)	09/01/08	10.125	106,750
66	Huntsman LLC, Global Company Guaranteed Notes (Callable 07/15/08
	@ $105.75) #	(B, B2)	07/15/12	11.500	76,230
100	IMC Global, Inc., Series B, Global Company Guaranteed Notes
	(Callable 06/01/06 @ $105.62)	(BB, Ba3)	06/01/11	11.250	106,875
100	Ineos Group Holdings PLC, Rule 144A, (Callable 02/15/11 @ $104.25) ‡	(B-, B2)	02/15/16	8.500	95,500
150	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @
	$104.94) +	(B-, Caa1)	11/15/14	0.000	109,500
200	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable
	06/01/08 @ $105.25)	(BB-, B1)	06/01/13	10.500	222,500
75	Nalco Co., Global Senior Notes (Callable 11/15/07 @ $103.88)	(B-, B2)	11/15/11	7.750	76,312
200	Polymer Holdings LLC, Global Senior Discount Notes (Callable
	01/15/09 @ $106.00) +	(B-, Caa2)	07/15/14	0.000	160,500
100	Polyone Corp., Senior Notes §	(B+, B3)	05/01/12	8.875	103,000
65	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @
	$105.75)	(B-, B2)	06/01/10	11.500	72,150
75	Tronox Worldwide/Finance, Rule 144A, Senior Notes (Callable 12/01/09
	@ $104.75) ‡§	(B+, B1)	12/01/12	9.500	79,125

					1,309,842

Computer Hardware & Business Machines (0.4%)
100	Seagate Technology HDD Holdings, Global Company Guaranteed
	Notes (Callable 05/15/06 @ $104.00)	(BB+, Ba2)	05/15/09	8.000	104,375

Consumer Products/Tobacco (2.3%)
75	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable
	05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	67,687
125	Central Garden & Pet Co., Senior Subordinated Notes (Callable
	02/01/08 @ $104.56)	(B, B2)	02/01/13	9.125	131,875
100	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07
	@ $104.88) §	(B-, B3)	05/01/12	9.750	103,750
65	Playtex Products, Inc., Global Company Guaranteed Notes (Callable
	06/01/06 @ $104.69) §	(CCC+, Caa1)	06/01/11	9.375	68,250
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable
	04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	101,500
50	Samsonite Corp., Global Senior Subordinated Notes (Callable 06/01/08
	@ $104.44)	(B-, B3)	06/01/11	8.875	53,125
150	True Temper Sports, Inc., Global Company Guaranteed Notes (Callable
	03/15/08 @ $104.19)	(CCC+, Caa1)	09/15/11	8.375	138,000

					664,187

Diversified Capital Goods (0.9%)
100	BGF Industries, Inc., Series B, Senior Subordinated Notes (Callable
	01/15/07 @ $100.00)	(CCC-, Ca)	01/15/09	10.250	92,500
75	Sensus Metering System, Global Senior Subordinated Notes (Callable
	12/15/08 @ $104.31)	(B-, Caa1)	12/15/13	8.625	73,125

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$ 100	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07
	@ $104.94)	(CCC+, Caa1)	06/15/12	9.875	$92,000

					257,625

Electric - Generation (1.7%)
100	Dynegy Holdings, Inc., Senior Notes	(B-, B2)	04/01/11	6.875	97,000
100	Edison Mission Energy, Senior Notes	(B+, B1)	06/15/09	7.730	103,000
75	NRG Energy, Inc., Senior Notes (Callable 02/01/09 @ $107.25)	(B-, B1)	02/01/14	7.250	76,406
50	NRG Energy, Inc., Senior Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	51,188
150	Reliant Resources, Inc., Global Secured Notes (Callable 07/15/08 @
	$104.75)	(B+, B1)	07/15/13	9.500	150,937

					478,531

Electric - Integrated (1.5%)
50	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	53,437
100	Aquila, Inc., Senior Notes §	(B-, B2)	11/15/09	7.625	102,875
100	CMS Energy Corp., Senior Notes §	(B+, B1)	01/15/09	7.500	103,375
100	Mirant North America LLC, Rule 144A, Senior Notes (Callable 12/31/09
	@ $103.69) ‡	(B-, B1)	12/31/13	7.375	102,500
33	Nevada Power Co., Series E, Global Notes (Callable 10/15/06 @
	$105.44)	(BB, Ba1)	10/15/09	10.875	35,751
25	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @
	$104.31) §	(B-, B1)	03/15/14	8.625	27,261

					425,199

Electronics (1.8%)
125	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @
	$103.88)	(CCC+, Caa1)	05/15/13	7.750	115,625
33	Ampex Corp., Secured Notes ^	(NR, NR)	08/15/08	12.000	33,493
75	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable
	12/15/09 @ $104.00) §	(B-, B2)	12/15/14	8.000	70,500
100	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @
	$104.06)	(B, B1)	03/01/16	8.125	101,500
90	Stats Chippac, Ltd., Global Company Guaranteed Notes (Callable
	11/15/08 @ $103.38)	(BB, Ba2)	11/15/11	6.750	88,650
100	UCAR Finance, Inc., Global Company Guaranteed Notes (Callable
	02/15/07 @ $105.13) §	(B-, B2)	02/15/12	10.250	107,250

					517,018

Energy - Exploration & Production (2.8%)
226	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @
	$103.44)	(BB, Ba2)	01/15/16	6.875	228,825
150	El Paso Production Holding Co., Global Company Guaranteed Notes
	(Callable 06/01/08 @ $103.02)	(B, B3)	06/01/13	7.750	156,187
65	Magnum Hunter Resources, Inc., Global Company Guaranteed Notes
	(Callable 03/15/07 @ $104.80)	(B+, Ba3)	03/15/12	9.600	70,038
100	Plains Exploration & Production Co., Series B, Global Senior
	Subordinated Notes (Callable 07/01/07 @ $104.38)	(B+, Ba3)	07/01/12	8.750	107,250
50	Range Resources Corp., Global Company Guaranteed Notes (Callable
	03/15/10 @ $103.19)	(B, B2)	03/15/15	6.375	49,500
100	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	101,500
100	Vintage Petroleum, Inc., Global Senior Subordinated Notes (Callable
	05/15/06 @ $103.94)	(A-, A3)	05/15/11	7.875	104,012

					817,312

Environmental (1.4%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable
	11/15/09 @ $104.50) §	(B, B3)	11/15/14	9.000	105,250
250	Allied Waste North America, Inc., Series B, Global Senior Notes
	(Callable 04/15/09 @ $103.69) §	(B+, Caa1)	04/15/14	7.375	248,750
50	Waste Services, Inc., Global Senior Subordinated Notes (Callable
	04/15/09 @ $104.75)	(CCC, Caa2)	04/15/14	9.500	51,813

					405,813

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Food & Drug Retailers (1.3%)
$ 75	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	$81,340
50	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable
	12/01/06 @ $104.44)	(B, B3)	12/01/11	8.875	52,500
100	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+, B2)	05/01/10	8.125	102,625
150	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08
	@ $104.06) §	(BB-, B1)	06/15/12	8.125	150,563

					387,028

Food - Wholesale (1.4%)
25	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/01/06
	@ $100.00)	(B-, B3)	11/01/08	11.875	25,625
100	Eagle Family Foods, Inc., Series B, Company Guaranteed Notes
	(Callable 04/13/06 @ $100.00)	(CCC, Caa2)	01/15/08	8.750	73,000
100	National Beef Packing Company LLC, Global Senior Notes (Callable
	08/01/07 @ $105.25)	(B-, B3)	08/01/11	10.500	101,500
200	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes
	(Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	199,000

					399,125

Forestry/Paper (2.1%)
75	Boise Cascade LLC, Global Company Guaranteed Notes (Callable
	10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	72,562
25	Bowater Canada Finance, Global Company Guaranteed Notes	(B+, B1)	11/15/11	7.950	25,063
60	Caraustar Industries, Inc., Global Company Guaranteed Notes (Callable
	04/01/06 @ $105.25)	(B-, Caa1)	04/01/11	9.875	63,375
100	Cellu Tissue Holdings, Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	100,750
70	Georgia-Pacific Corp., Notes	(B, B2)	05/15/31	8.875	75,600
100	Graphic Packaging International, Inc., Global Senior Subordinated
	Notes (Callable 08/15/08 @ 104.75) §	(B-, B3)	08/15/13	9.500	94,000
25	Newpage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00) §	(CCC+, B3)	05/01/12	10.000	26,375
150	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/07 @
	$104.19)	(CCC+, B2)	07/01/12	8.375	148,500

					606,225

Gaming (4.8%)
100	Aztar Corp., Global Senior Subordinated Notes (Callable 08/15/06 @
	$104.50)	(B+, Ba3)	08/15/11	9.000	106,150
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡§	(B-, B3)	08/01/13	8.000	100,000
100	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes
	(Callable 11/15/11 @ $103.63) ‡	(BB-, B1)	11/15/19	7.250	101,000
25	Circus & Eldorado, Global First Mortgage Notes (Callable 03/01/07 @
	$105.06)	(B, B1)	03/01/12	10.125	27,000
50	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B3)	06/01/13	8.875	54,625
100	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable
	06/01/08 @ $104.06)	(B-, B3)	06/01/12	8.125	104,375
100	Inn of The Mountain Gods, Rule 144A, Senior Notes (Callable 11/15/07
	@ $106.00) ‡	(B, B3)	11/15/10	12.000	108,500
100	Kerzner International, Global Senior Subordinated Notes (Callable
	10/01/10 @ $103.38)	(B, B2)	10/01/15	6.750	105,750
100	Majestic Star Casino LLC, Company Guaranteed Notes (Callable
	10/15/07 @ $104.75)	(BB-, B2)	10/15/10	9.500	106,500
50	MGM Mirage, Company Guaranteed Notes	(BB, Ba2)	09/15/10	8.500	53,750
100	MGM Mirage, Company Guaranteed Notes	(B+, Ba3)	02/01/11	8.375	106,000
100	MGM Mirage, Global Senior Notes	(BB, Ba2)	09/01/12	6.750	100,375
100	Seneca Gaming Corp., Global Senior Notes (Callable 05/01/08 @
	$103.63)	(BB-, B1)	05/01/12	7.250	101,500
119	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @
	$103.55) ‡	(B+, B1)	09/15/12	8.625	126,586
100	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09
	@ $103.31)	(B+, B2)	12/01/14	6.625	97,625

					1,399,736

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Gas Distribution (2.7%)
$ 100	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable
	05/20/11 @ $103.56)	(BB-, B1)	05/20/16	7.125	$100,000
300	El Paso Corp., Senior Notes	(B-, Caa1)	05/15/11	7.000	302,625
75	Inergy LP/ Inergy Finance Corp., Rule 144A, Senior Notes (Callable
	03/01/11 @ $104.13) ‡	(B, B1)	03/01/16	8.250	77,250
175	Williams Companies, Inc., Global Notes	(B+, B1)	03/15/12	8.125	188,781
100	Williams Companies, Inc., Rule 144A, Notes #‡	(B+, B1)	10/01/10	6.536	102,625

					771,281

Healthcare Services (6.8%)
100	Alderwoods Group, Inc., Global Company Guaranteed Notes (Callable
	09/15/08 @ $103.88)	(B, B2)	09/15/12	7.750	103,250
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @
	$103.63)	(B, B3)	03/15/15	7.250	75,750
75	Extendicare Health Services, Inc., Senior Subordinated Notes (Callable
	05/01/09 @ $103.44)	(B, B2)	05/01/14	6.875	77,625
70	Fisher Scientific International, Inc., Global Senior Subordinated Notes
	(Callable 08/15/09 @ $103.38)	(BB+, Ba2)	08/15/14	6.750	71,487
100	Genesis Healthcare Corp., Senior Subordinated Notes (Callable
	10/15/08 @ $104.00)	(B, B2)	10/15/13	8.000	106,250
150	HCA, Inc., Global Bonds	(BB+, Ba2)	02/15/16	6.500	146,889
300	HCA, Inc., Notes	(BB+, Ba2)	10/01/12	6.300	294,313
75	Iasis Healthcare, Global Senior Subordinated Notes (Callable 06/15/09
	@ $104.38)	(B-, B3)	06/15/14	8.750	75,375
75	OMEGA Healthcare Investors, Inc., Rule 144A, Senior Notes (Callable
	01/15/11 @ $103.50) ‡	(BB, Ba3)	01/15/16	7.000	75,375
50	Rotech Healthcare, Inc., Global Company Guaranteed Notes (Callable
	04/01/07 @ $104.75)	(B, B3)	04/01/12	9.500	52,250
75	Stewart Enterprises, Inc., Rule 144A, Senior Notes (Callable 02/15/09
	@ $103.13) ‡#	(BB-, B1)	02/15/13	7.750	72,375
225	Tenet Healthcare Corp., Global Senior Notes	(B, B3)	07/01/14	9.875	228,937
75	Triad Hospital, Inc., Senior Subordinated Notes (Callable 11/15/08 @
	$103.50)	(B+, B3)	11/15/13	7.000	74,250
75	Triad Hospitals, Inc., Senior Notes (Callable 05/15/08 @ $103.50)	(BB-, B2)	05/15/12	7.000	75,375
100	Universal Hospital Services, Inc., Global Senior Notes (Callable
	11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	104,250
100	Vanguard Health Holding Company LLC, Global Senior Subordinated
	Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	102,750
150	Ventas Realty LP, Global Company Guaranteed Notes	(BB, Ba2)	05/01/12	9.000	169,125
50	Ventas Realty LP, Rule 144A, Senior Notes (Callable 06/01/11 @
	$103.25) ‡	(BB+, Ba2)	06/01/16	6.500	50,000

					1,955,626

Hotels (1.2%)
200	Host Marriott LP, Rule 144A, Senior Notes (Callable 06/01/11 @
	$103.38) ‡	(BB-, Ba2)	06/01/16	6.750	200,750
150	Host Marriott LP, Series O, Global Company Guaranteed Notes
	(Callable 03/15/10 @ $103.19)	(BB-, Ba2)	03/15/15	6.375	148,313

					349,063

Household & Leisure Products (0.3%)
75	Sealy Mattress Co., Global Senior Subordinated Notes (Callable
	06/15/09 @ $104.13) §	(B-, B3)	06/15/14	8.250	78,750

Leisure (0.8%)
75	Bally Total Fitness Holding Corp., Global Senior Notes (Callable
	07/15/07 @ $105.25) §	(CCC-, Caa1)	07/15/11	10.500	79,875
150	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)	(CCC, Caa1)	06/01/14	9.625	151,875

					231,750

Machinery (0.5%)
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable
	08/01/07 @ $104.62)	(BB-, Ba3)	08/01/11	9.250	134,063

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Broadcast (1.8%)
$ 100	Allbritton Communications Co., Global Senior Subordinated Notes
	(Callable 12/15/07 @ $103.88)	(B-, B3)	12/15/12	7.750	$101,000
100	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @
	$104.31)	(B-, B2)	09/15/14	8.625	106,125
75	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable
	01/15/09 @ $103.50) §	(CCC+, B3)	01/15/14	7.000	71,250
75	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable
	09/01/09 @ $105.19) ‡	(B+, B3)	09/01/14	10.375	84,375
75	Sinclair Broadcast Group, Inc., Global Company Guaranteed Notes
	(Callable 12/15/06 @ $104.38)	(B, B2)	12/15/11	8.750	79,219
75	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable
	03/01/07 @ $103.33) §	(CCC-, Caa2)	03/01/11	10.000	69,562

					511,531

Media - Cable (5.5%)
78	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC-, Caa3)	10/01/15	11.000	65,228
75	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @
	$104.38)	(CCC-, B3)	11/15/13	8.750	73,313
75	Charter Communications Holdings LLC, Senior Notes (Callable
	04/01/07 @ $100.00) §	(CCC-, Ca)	04/01/09	8.625	50,625
300	Charter Communications Holdings LLC, Senior Notes (Callable
	09/15/08 @ $105.12)	(CCC-, Caa1)	09/15/10	10.250	296,250
275	CSC Holdings, Inc., Rule 144A, Senior Notes ‡#	(B+, B2)	04/15/12	7.250	270,187
95	CSC Holdings, Inc., Series B, Senior Notes	(B+, B2)	04/01/11	7.625	95,950
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	169,969
75	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+, B2)	02/15/14	7.250	74,062
100	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/06
	@ $101.63)	(B, B2)	10/01/09	9.750	103,250
150	Mediacom Broadband LLC/CRP, Global Senior Notes (Callable
	10/15/10 @ $104.25)	(B, B2)	10/15/15	8.500	144,750
100	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable
	05/15/09 @ $105.25) ‡	(CCC+, B3)	05/15/14	10.500	130,999
100	Unity Media GMBH, Rule 144A, Senior Notes (Callable 02/15/10 @
	$105.06) ‡	(CCC+, Caa2)	02/15/15	10.125	125,250

					1,599,833

Metal & Mining - Excluding Steel (0.4%)
125	Southern Copper Corp., Global Senior Notes	(BBB-, Ba1)	07/27/15	6.375	122,079

Mortgage Backed Securities (0.3%)
75	Bank of America Large Loan, Inc., Rule 144A, Series 2006, Class M ‡#	(AAA, Aaa)	02/09/21	6.471	75,000

Non-Food & Drug Retailers (3.4%)
100	Affinity Group, Inc., Global Senior Subordinated Notes (Callable
	02/15/08 @ $104.50)	(B-, B3)	02/15/12	9.000	101,000
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes
	(Callable 06/15/07 @ $104.50)	(B, B3)	06/15/12	9.000	76,969
70	Brookstone Company, Inc., Rule 144A, Secured Notes (Callable
	10/15/09 @ $106.00) ‡	(B, B3)	10/15/12	12.000	64,750
75	CSK Auto, Inc., Global Company Guaranteed Notes (Callable 01/15/09
	@ $103.50)	(B-, B2)	01/15/14	7.000	71,813
100	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @
	$104.19) §	(B-, B3)	06/01/12	8.375	88,375
370	Flooring America, Inc., Series B, Company Guaranteed Notes (Callable
	04/13/06 @ $100.00) ø^	(NR, NR)	10/15/07	9.250	0
100	GSC Holdings Corp., Rule 144A, Global Company Guaranteed Notes
	(Callable 10/01/09 @ $104.00) ‡§	(B+, Ba3)	10/01/12	8.000	99,750
50	Movie Gallery, Inc., Global Senior Unsecured Notes (Callable 05/01/08
	@ $105.50)	(CCC, B3)	05/01/12	11.000	25,000
200	National Wine & Spirits, Inc., Company Guaranteed Notes (Callable
	01/15/07 @ $100.00)	(CCC+, B3)	01/15/09	10.125	202,500
75	Neiman Marcus Group, Inc., Rule 144A, Senior Subordinated Notes
	(Callable 10/15/10 @ $105.19) ‡§	(B-, B3)	10/15/15	10.375	80,062
75	Rent-Way, Inc., Global Secured Notes	(B-, B3)	06/15/10	11.875	78,750

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Non-Food & Drug Retailers
$ 75	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @
	$105.31) ‡	(B, B2)	12/15/13	10.625	$79,031

					968,000

Office Equipment (0.7%)
200	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81) §	(BB-, Ba2)	06/15/13	7.625	211,500

Oil Field Equipment & Services (0.4%)
100	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @
	$103.69)	(BB-, Ba2)	07/15/14	7.375	105,500

Oil Refining & Marketing (1.4%)
100	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	100,250
150	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09
	@ $104.00)	(B-, B3)	05/15/14	8.000	155,625
65	Giant Industries, Inc., Global Company Guaranteed Notes (Callable
	05/15/07 @ $105.50)	(B-, B3)	05/15/12	11.000	72,150
65	Tesoro Corp., Rule 144A, Secured Notes (Callable 11/01/10 @
	$103.31) ‡	(BB+, Ba1)	11/01/15	6.625	64,675

					392,700

Packaging (3.0%)
100	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba2)	03/15/18	6.625	99,750
75	Berry Plastics Corp., Global Company Guaranteed Notes (Callable
	07/15/07 @ $105.38)	(B-, B3)	07/15/12	10.750	82,875
100	Constar International, Inc., Senior Subordinated Notes (Callable
	12/01/07 @ $105.50) §	(CCC, Caa3)	12/01/12	11.000	78,500
70	Crown Americas, Rule 144A, Senior Notes (Callable 11/15/10 @
	$103.88) ‡	(B, B1)	11/15/15	7.750	72,975
100	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed
	Notes (Callable 02/15/10 @ $103.94) ‡	(B-, Caa1)	03/01/15	7.875	121,620
150	Graham Packaging Company, Inc., Global Subordinated Notes
	(Callable 10/15/09 @ $104.94) §	(CCC+, Caa2)	10/15/14	9.875	152,625
100	Owens-Brockway Glass Containers, Global Company Guaranteed
	Notes (Callable 05/15/08 @ $104.12)	(B, B2)	05/15/13	8.250	105,000
50	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @
	$104.25) ‡	(B, B2)	12/15/15	8.500	51,250
0	Pliant Corp., Global Secured Notes (Callable 06/15/07 @ $111.62) ø	(NR, NR)	06/15/09	11.625	116
100	Solo Cup Co., Senior Subordinated Notes (Callable 02/15/09 @
	$104.25) §	(B-, Caa1)	02/15/14	8.500	94,500

					859,211

Pharmaceuticals (0.5%)
75	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B, B3)	02/21/08	7.250	74,250
82	Biovail Corp., Yankee Senior Subordinated Notes (Callable 04/01/06 @
	$103.94)	(BB-, B2)	04/01/10	7.875	84,050

					158,300

Printing & Publishing (3.0%)
25	American Media Operations, Series B, Global Company Guaranteed
	Notes (Callable 05/01/06 @ $101.71)	(CCC, Caa1)	05/01/09	10.250	22,750
150	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @
	$103.94)	(B-, B3)	12/01/13	7.875	147,375
200	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	207,000
75	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08
	@ $105.75) +#	(B-, Caa2)	10/15/13	0.000	64,313
100	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable
	02/01/08 @ $104.94) §	(B-, Caa1)	02/01/13	9.875	108,000
500	Premier Graphics, Inc., Company Guaranteed Notes ø^	(NR, NR)	12/01/05	11.500	0
175	R.H. Donnelley Corp., Rule 144A, Senior Discount Notes (Callable
	01/15/09 @ $103.44) ‡	(B, Caa1)	01/15/13	6.875	164,500
75	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable
	06/15/06 @ $105.44) §	(CCC, Caa2)	06/15/09	10.875	74,062

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Printing & Publishing
$ 75	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09
	@ $104.19) ‡§	(CCC+, Caa1)	12/01/14	8.375	$74,437

					862,437

Restaurants (1.0%)
215	AmeriKing, Inc., Senior Notes ø	(NR, NR)	11/15/07	10.750	0
29	AmeriKing, Inc., Senior Notes ø	(NR, NR)	05/15/08	13.000	0
200	AmeriKing, Inc., Units ø	(NR, NR)	05/15/08	13.000	0
50	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/06 @
	$105.62)	(CCC, B3)	07/15/10	11.250	52,500
150	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @
	$104.19) §	(B-, B2)	06/15/12	8.375	136,500
100	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/06 @
	$101.83) §	(CCC+, Caa2)	09/15/09	11.000	102,250

					291,250

Software/Services (0.8%)
145	SunGard Data Systems, Inc., Rule 144A, Senior Unsecured Notes
	(Callable 08/15/09 @ $104.56) ‡	(B-, B3)	08/15/13	9.125	154,062
75	SunGard Data Systems, Inc., Rule 144A, Senior Subordinated Notes
	(Callable 08/15/10 @ $105.13) ‡	(B-, Caa1)	08/15/15	10.250	79,313

					233,375

Steel Producers/ Products (1.3%)
75	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07
	@ $103.88) §	(B+, B1)	06/15/12	7.750	76,219
75	Edgen Acquisition Corp., Global Secured Notes (Callable 02/01/08 @
	$104.94) §	(B-, B3)	02/01/11	9.875	75,000
150	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	150,000
75	Rathgibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @
	$105.62) ‡	(B-, B2)	02/15/14	11.250	78,750

					379,969

Support-Services (4.1%)
75	Corrections Corp. of America, Company Guaranteed Notes (Callable
	01/31/10 @ $103.38)	(BB-, Ba3)	01/31/14	6.750	76,219
100	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44) ‡	(B, B1)	01/01/14	8.875	104,250
150	HydroChem Industrial Services, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 02/15/09 @ $104.63) ‡	(CCC+, Caa1)	02/15/13	9.250	149,625
100	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @
	$103.31) ‡	(B, Caa1)	01/01/16	6.625	94,500
175	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable
	05/15/07 @ $105.34) +#	(B-, Caa1)	05/15/13	0.000	152,250
100	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes
	(Callable 05/15/07 @ $104.81) §	(B-, Caa1)	05/15/12	9.625	103,125
175	Muzak LLC/Muzak Finance, Global Senior Notes (Callable 02/15/07 @
	$102.50)	(CCC-, Caa2)	02/15/09	10.000	153,125
100	Rural/Metro Corp., Global Company Guaranteed Notes (Callable
	03/15/10 @ $104.94)	(CCC+, Caa1)	03/15/15	9.875	108,250
105	United Rentals North America, Inc., Global Company Guaranteed Notes
	(Callable 02/15/08 @ $103.25)	(B+, B3)	02/15/12	6.500	103,425
50	United Rentals North America, Inc., Global Senior Subordinated Notes
	(Callable 02/15/09 @ $103.50)	(B, Caa1)	02/15/14	7.000	48,375
75	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable
	10/01/10 @ $104.25)	(B, B3)	10/01/15	8.500	76,968

					1,170,112

Telecom - Fixed Line (0.7%)
75	Level 3 Communications, Inc., Senior Notes (Callable 05/01/06 @
	$100.00) §	(CCC-, Ca)	05/01/08	9.125	75,188

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Fixed Line
$ 125	Time Warner Telecom Holdings, Inc., Global Company Guaranteed
	Notes (Callable 02/15/2009 @ $104.62)	(CCC+, B3)	02/15/14	9.250	$134,687

					209,875

Telecom - Integrated/ Services (3.9%)
125	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable
	01/15/09 @ $104.19) §	(B-, B3)	01/15/14	8.375	127,656
150	Citizens Communications Co., Senior Notes	(BB+, Ba3)	01/15/13	6.250	146,625
25	Hawaiian Telcom Communications, Inc., Rule 144A, Notes (Callable
	05/01/09 @ $104.88) ‡§	(CCC+, B3)	05/01/13	9.750	25,250
100	Hellas Telecommunications, Rule 144A Secured Notes (Callable
	10/15/06 @ $102.00) ‡#	(B, B1)	10/15/12	6.014	122,981
50	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	50,750
116	PanAmSat Corp., Global Company Guaranteed Notes (Callable
	08/15/09 @ $104.50)	(B+, B1)	08/15/14	9.000	122,670
125	Qwest Capital Funding, Inc., Global Company Guaranteed	(B, B3)	02/15/11	7.250	127,344
150	Qwest Communications International, Inc., Global Company
	Guaranteed Notes (Callable 02/15/08 @ $103.63) #	(B, B2)	02/15/11	7.250	154,500
240	Qwest Corp., Global Senior Notes	(BB, Ba3)	06/15/15	7.625	258,000

					1,135,776

Telecom - Wireless (2.0%)
75	Centennial Communications Corp., Global Company Guaranteed Notes
	(Callable 06/15/08 @ $105.06)	(CCC, B3)	06/15/13	10.125	82,312
25	Centennial Communications Corp., Global Senior Notes (Callable
	01/01/09 @ $107.50)	(CCC, Caa2)	01/01/13	10.000	26,094
75	Dobson Cellular Systems, Inc., Global Secured Notes (Callable
	11/01/08 @ $104.94)	(CCC, B2)	11/01/12	9.875	82,312
50	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08
	@ $104.44) §	(CCC, Caa2)	10/01/13	8.875	50,500
100	iPCS, Inc., Global Senior Notes (Callable 05/01/08 @ $105.75)	(CCC, B3)	05/01/12	11.500	114,500
50	Nextel Communications, Inc., Series D, Senior Notes (Callable 08/01/08
	@ $103.69)	(A-, Baa2)	08/01/15	7.375	52,475
50	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @
	$104.94)	(CCC, Caa1)	02/01/10	9.875	53,625
75	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable
	11/01/07 @ $102.00) ‡#§	(CCC, Caa2)	11/01/12	10.430	78,188
50	Triton PCS, Inc., Global Company Guaranteed Notes (Callable
	06/01/08 @ $104.25)	(CCC-, Caa1)	06/01/13	8.500	47,750

					587,756

Textiles & Apparel (0.9%)
75	IT Holding Finance SA, Rule 144A, Senior Notes ‡	(CCC+, Caa1)	11/15/12	9.875	83,047
100	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.12)	(B-, B3)	12/15/12	12.250	114,125
50	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @
	$103.62)	(BB, B1)	02/15/11	7.250	51,250

					248,422

Theaters & Entertainment (0.6%)
72	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/07
	@ $100.00)	(CCC+, B3)	02/01/11	9.500	70,380
100	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable
	02/01/08 @ $104.50)	(B-, B3)	02/01/13	9.000	106,750

					177,130

Tobacco (0.3%)
100	RJ Reynolds Tobacco Holdings, Inc., Global Notes	(BB+, Ba2)	07/15/10	6.500	101,250

Transportation - Excluding Air/ Rail (0.7%)
97	American Commercial Lines, Global Company Guaranteed Notes
	(Callable 02/15/10 @ $104.75)	(BB-, B1)	02/15/15	9.500	107,185

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

CORPORATE BONDS
Transportation - Excluding Air/ Rail
$ 100	Overseas Shipholding Group, Inc., Global Senior Notes (Callable
	03/15/08 @ $104.12)	(BB+, Ba1)	03/15/13	8.250	$106,750

					213,935

TOTAL CORPORATE BONDS (Cost $25,911,795)					25,344,463

ASSET BACKED SECURITIES (0.2%)
75	Park Place Securities, Inc., Rule 144A, Series 2004-WCW2, Class M10 #‡
	(Cost $68,018)	(BB+, Ba1)	10/25/34	7.568	69,141

FOREIGN BONDS (6.0%)
Building Materials (0.4%)
100	Maax Holdings, Inc., Global Senior Discount Notes (Callable 12/15/08
	@ $105.63) (Canada) +	(CCC, Caa3)	12/15/12	0.000	39,500
100	Maax Holdings, Inc., Global Senior Subordinated Notes (Callable
	06/15/08 @ $104.88) (Canada)	(CCC, Caa1)	06/15/12	9.750	86,000

					125,500

Chemicals (0.2%)
58	Rhodia SA, Rule 144A, Global Senior Notes (France) ‡§	(CCC+, B3)	06/01/10	10.250	65,322

Electronics (0.3%)
100	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @
	$103.94) (Canada) §	(B, B2)	07/01/11	7.875	102,500

Energy - Exploration & Production (0.3%)
100	Harvest Operations Corp., Global Senior Notes (Callable 10/15/08 @
	$103.94) (Canada)	(B-, B3)	10/15/11	7.875	98,500

Food & Drug Retailers (0.5%)
150	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes
	(Callable 08/01/09 @ $104.25) (Canada) §	(B-, Caa1)	08/01/14	8.500	138,375

Forestry/Paper (1.0%)
150	Abitibi-Consolidated, Inc., Global Notes (Canada) §	(B+, B1)	06/15/11	7.750	145,500
100	JSG Funding PLC, Global Senior Subordinated Notes (Callable
	01/31/10 @ $103.88) (Ireland)	(B-, Caa1)	04/01/15	7.750	94,500
75	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC-, Ca)	03/15/12	7.750	42,750

					282,750

Leisure (0.6%)
100	Intrawest Corp., Global Senior Notes (Callable 10/15/08 @ $103.75)
	(Canada)	(B+, B1)	10/15/13	7.500	101,875
75	NCL Corp., Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda) #	(B+, B2)	07/15/14	10.625	78,000

					179,875

Media - Cable (0.3%)
75	Kabel Deutschland GMBH, Rule 144A, Senior Notes (Callable 07/01/09
	@ $105.31) (Germany) ‡	(B-, B2)	07/01/14	10.625	80,437

Media - Services (0.4%)
100	Quebecor Media, Inc., Rule 144A, Senior Notes (Callable 3/15/11 @
	$103.88) (Canada) ‡	(B, B2)	03/15/16	7.750	103,250

Metal & Mining - Excluding Steel (0.0%)
504	International Utility Structures, Inc., Subordinated Notes (Callable
	05/01/06 @ $100.00) (Canada) ø^	(NR, NR)	02/01/08	13.000	0

Pharmaceuticals (0.1%)
25	Elan Finance PLC, Global Company Guaranteed Notes (Callable
	11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	23,813

Steel Producers/Products (0.4%)
97	Ispat Inland ULC, Global Secured Notes (Callable 04/01/09 @ $104.88)
	(Canada)	(BBB+, Baa3)	04/01/14	9.750	109,887

Support-Services (0.3%)
75	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10
	@ $104.31) (United Kingdom) ‡	(B, B2)	08/01/15	8.625	78,375

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Par		Ratings†
(000)		(S&P/Moody's)	Maturity	Rate%	Value

FOREIGN BONDS
Telecom - Integrated/Services (0.3%)
$ 50	Intelsat, Ltd., Global Senior Notes (Bermuda)	(B, Caa1)	11/01/08	5.250	$47,500
50	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13)
	(Bermuda) #	(B+, B2)	01/15/13	8.250	51,125

					98,625

Telecom - Wireless (0.4%)
100	Rogers Wireless Communications, Inc., Global Secured Notes
	(Canada)	(BB, Ba2)	12/15/12	7.250	105,875

Transportation - Excluding Air/ Rail (0.5%)
150	Ship Finance International, Ltd., Global Senior Notes (Callable 12/15/08
	@ $104.25) (Bermuda)	(B, B1)	12/15/13	8.500	141,750

TOTAL FOREIGN BONDS (Cost $2,297,304)					1,734,834

Number of
Shares					Value

COMMON STOCKS (0.8%)
Automobile Parts & Equipment (0.0%)
413,097	Cambridge Industries Liquidating Trust*^				0
8,710	Safelite Glass Corp., Class B*^				7,404
588	Safelite Realty Corp.*^				4,704

					12,108

Electric - Integrated (0.5%)
5,886	Mirant Corp.*				147,150

Food - Wholesale (0.3%)
70	Crunch Equity Holding LLC, Class A*				70,286

Healthcare Services (0.0%)
1	Magellan Health Services, Inc.*				40

TOTAL COMMON STOCKS (Cost $593,239)					229,584

PREFERRED STOCKS (0.6%)
Gaming (0.0%)
1,077	Peninsula Gaming LLC*				6,866

Media - Broadcast (0.6%)
20	Paxson Communications Corp.*				175,746

TOTAL PREFERRED STOCKS (Cost $175,810)					182,612

WARRANTS (0.0%)
Aerospace & Defense (0.0%)
2,960	Loral Space & Communications, Ltd., strike price $2.37 expires 12/27/06*^				0

Automobile Parts & Equipment (0.0%)
21,345	Safelite Glass Corp., Class A, strike price $6.50 expires 09/29/06*^				0
14,230	Safelite Glass Corp., Class B, strike price $6.50 expires 09/29/07*^				0

					0

Chemicals (0.0%)
544	AGY Holding Corp., strike price $0.01 expires 01/01/10*^				5

Restaurants (0.0%)
176	New World Restaurant Group, Inc., strike price $13.00, expires 06/20/06*				0

Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*‡				0

TOTAL WARRANTS (Cost $3,447)					5

SHORT-TERM INVESTMENT (17.8%)
5,126,384	State Street Navigator Prime Fund §§ (Cost $5,126,384)				5,126,384

.

Credit Suisse Global High Yield Fund
Schedule of Investments (continued)
March 31, 2006 (unaudited)

Value

TOTAL INVESTMENTS AT VALUE (113.2%) (Cost $34,175,997)	$ 32,687,023

LIABILITIES IN EXCESS OF OTHER ASSETS (-13.2%)	(3,824,212)

NET ASSETS (100.0%)	$ 28,862,811

INVESTMENT ABBREVIATIONS
MTNA = Medium Term Notes, Series A
NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and
Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March
31, 2006, these securities amounted to a value of $4,429,938 or 15.35% of net assets.
#	Variable rate obligations - The interest rate shown is the rate as of March 31, 2006.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
Ø	Bond is currently in default.
+	Step Bond – The interest rate is as of March 31, 2006 and will reset at a future date.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before each Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Federal Income Tax Cost – At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $34,175,997, $696,672, $(2,185,646) and $(1,488,974), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Credit Suisse Global High Yield Fund, Inc.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  May 26, 2006

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  May 26, 2006